General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of General and Administrative Expenses

	Year ended December 31,
	2023	2022
Accounting and legal	$2,049	$2,397
Amortization and depreciation	1,503	313
Office and administration	8,970	9,293
Salaries and consulting fees	29,281	24,343
Incentive payments	6,887	8,213
Other	3,739	4,900
	$52,429	$49,459